Label	Element	Value
INVESCO Income Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco Income Fund
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock	Effective February 6, 2026, the Average Annual Total Returns table appearing under the heading “Performance Information" in the prospectuses is replaced in its entirety as set forth below.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	Effective February 6, 2026, the Fund changed its style-specific benchmark from the Bloomberg U.S. Aggregate Intermediate Index to the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index. The Fund believes the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index is a more appropriate comparison for evaluating the Fund’s performance.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2024)
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
SUPPLEMENT DATED FEBRUARY 6, 2026 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Income Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.33%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.35%
Bloomberg U.S. Aggregate Intermediate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.47%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.33%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.45%	[1]
Bloomberg U.S. Securitized: MBS/ABS/CMBS Index (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.46%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.59%)	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.00%	[1]
Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.98%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.08%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.45%
Performance Inception Date	oef_PerfInceptionDate	Apr. 28, 1987
Class A | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.65%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(2.81%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.96%)
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.56%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.27%)
Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.96%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.29%
Performance Inception Date	oef_PerfInceptionDate	Aug. 04, 1997
Class R
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.07%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.48%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.61%
Performance Inception Date	oef_PerfInceptionDate	Jun. 03, 2002
Investor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.13%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.93%
Performance Inception Date	oef_PerfInceptionDate	Sep. 30, 2003
CLASS R5
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.13%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.23%
Performance Inception Date	oef_PerfInceptionDate	Apr. 29, 2005
Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.76%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.13%
Performance Inception Date	oef_PerfInceptionDate	Oct. 03, 2008
Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.93%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.22%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.18%	[2]
Performance Inception Date	oef_PerfInceptionDate	Apr. 04, 2017

[1]	Effective February 6, 2026, the Fund changed its style-specific benchmark from the Bloomberg U.S. Aggregate Intermediate Index to the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index. The Fund believes the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index is a more appropriate comparison for evaluating the Fund’s performance.
[2]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.